4. STOCKHOLDERS' DEFICIT (Details 1) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
New Issuance - For Cash	3,999,999	8,985,410
Series B Dividends	338,337
Option Exercised	168,558
Warrant conversion	1,350,000
Loan re-structuring	2,670,408
Repayment of Loan	7,834,327	26,409,893
Total	16,361,629